Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Commitments and Contingencies

15. Commitments and Contingencies

        We lease office facilities, sales offices and equipment under cancelable and non-cancelable lease arrangements. Certain of our lease agreements provide standard renewal options and recurring escalations of lease payments for, among other things, increases in the lessors' maintenance costs and taxes. Future minimum payments under non-cancelable leases having an initial or remaining term in excess of one year are summarized in the table below (in thousands).

Years Ending December 31,
2014	$5,357
2015	4,410
2016	2,271
2017	1,218
2018	460
Thereafter	245

Total minimum payments	$13,961

        Rent expense was $5.8 million, $5.3 million and $6.9 million during the years ended December 31, 2013, 2012 and 2011, respectively.

        Standby letters of credit and surety bonds (performance and financial), issued by third-party entities, are used to guarantee our performance under various land development and construction agreements, land purchase obligations, escrow agreements, financial guarantees and other arrangements. As of December 31, 2013, we had $3.8 million of outstanding letters of credit. Performance bonds do not have stated expiration dates; rather, we are released from the bonds as the contractual performance is completed. Our performance and financial bonds, which totaled $15.9 million as of December 31, 2013, are typically outstanding over a period of approximately one to five years or longer, depending on, among other things, the pace of development. Our estimated exposure on the outstanding performance and financial bonds as of December 31, 2013 was $8.9 million, primarily based on development remaining to be completed.

        In accordance with various amenity and equity club documents, we operate certain facilities until control of the amenities is transferred to the membership. Additionally, we are required to fund (i) the cost of constructing club facilities and acquiring related equipment and (ii) operating deficits prior to turnover. We do not currently believe that these obligations will have a material adverse effect on our financial condition, results of operations or cash flows.

        We may be responsible for funding certain condominium and homeowner association deficits in the ordinary course of business.

Legal Proceedings

        The Company and certain of its subsidiaries have been named as defendants in various claims, complaints and other legal actions arising in the normal course of business. In the opinion of management, the outcome of these matters will not have a material adverse effect on the Company's financial condition, results of operations or cash flows. However, it is possible that future results of operations for any particular quarterly or annual period could be materially affected by changes in our estimates and assumptions pertaining to these proceedings or the ultimate resolution of related litigation.

        One pending proceeding was brought by the Lesina at Hammock Bay Condominium Association, Inc. (the "Lesina Association"), alleging construction defects and other matters. This pending proceeding was filed as a proof of claim in our bankruptcy proceedings during February 2009 in an unliquidated amount. The Company asserted that all prepetition claims for construction defects were barred by the plan of reorganization and bankruptcy discharge and, therefore, we believe that any potential losses will not be material to our financial condition, results of operations and cash flows. During May 2013, the Lesina Association received permission to file a state court action without violating the plan of reorganization and bankruptcy discharge. During May 2013, we filed a Notice of Appeal of the decision with the U.S. District Court for the District of Delaware and we are vigorously defending this action. As a result of being in the early stages of litigation, we are unable to estimate the amount of any potential loss.